SUMMARY OF CHANGES IN NUMBER OF WARRANTS OUTSTANDING (Details) $ / shares in Units, $ in Thousands	Dec. 31, 2024 USD ($) $ / shares shares
GT Warrants [Member]
Number of warrants outstanding, Beginning balance | shares	148,334
Weighted average unit price, Beginning balance | $ / shares	$ 60
Total price of warrants outstanding, Beginning balance | $	$ 8,900
Number of warrants outstanding, Ending balance | shares	148,334
Weighted average unit price, Ending balance | $ / shares	$ 60
Total price of warrants outstanding, Ending balance | $	$ 8,900
I-Bankers Warrants [Member]
Number of warrants outstanding, Beginning balance | shares	13,800
Weighted average unit price, Beginning balance | $ / shares	$ 360
Total price of warrants outstanding, Beginning balance | $	$ 4,968
Number of warrants outstanding, Ending balance | shares	13,800
Weighted average unit price, Ending balance | $ / shares	$ 360
Total price of warrants outstanding, Ending balance | $	$ 4,968